CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Parent [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) (Note 23)	Non-controlling Interest (Note 24) [Member]	Total
Balance at Dec. 31, 2016	$ 900,260,465	$ 16,051	$ (53,734,088)	$ 538,414,246	$ 95,973,296	$ 354,273,848	$ (34,682,888)	$ 15,891,713	$ 916,152,178
Balance, shares at Dec. 31, 2016		131,426,741
Capital injection from non-controlling interests								29,911,731	29,911,731
Exercise of share options	4,255,920	$ 263	0	4,255,657	0	0	0	0	4,255,920
Exercise of share options, shares		2,631,928
Treasury share repurchases	(14,058,280)	$ 0	(14,058,280)	0	0	0	0	0	(14,058,280)
Treasury share repurchases, shares		(5,481,846)
Shares repurchased under RSU plan, shares		0
Shares repurchased under RSU plan	(3,485,952)	$ 0	0	(3,485,952)	0	0	0	0	(3,485,952)
Foreign currency translation	63,908,624	0	0	0	0	0	63,908,624	2,153,979	66,062,603
Stock-based compensation expenses	4,154,255	$ 0	0	4,154,255	0	0	0	0	4,154,255
Stock-based compensation expenses, Shares		1,001,853
Net income	63,627,551	$ 0	0	0	0	63,627,551	0	16,483,854	80,111,405
Appropriation to statutory reserves	0	0	0	0	9,686,973	(9,686,973)	0	0	0
Dividends to shareholders	(26,090,734)	0	0	0	0	(26,090,734)	0	0	(26,090,734)
Balance at Dec. 31, 2017	992,571,849	$ 16,314	(67,792,368)	543,338,206	105,660,269	382,123,692	29,225,736	64,441,277	1,057,013,126
Balance, shares at Dec. 31, 2017		129,578,676
Adjustment to opening balance of equity (2(h)) at Dec. 31, 2018	(278,213,577)					(269,081,493)	(9,132,084)	(37,019,325)	(315,232,902)
Capital injection from non-controlling interests								36,698,455	36,698,455
Acquisition of non-controlling interests	(12,056,879)			(12,056,879)				4,169,504	(7,887,375)
Exercise of share options	1,390,666	$ 85	0	1,390,581	0	0	0	0	1,390,666
Exercise of share options, shares		846,588
Treasury share repurchases	(19,846,720)	$ 0	(19,846,720)	0	0	0	0	0	(19,846,720)
Treasury share repurchases, shares		(8,984,626)
Shares repurchased under RSU plan, shares		(3,089,050)
Shares repurchased under RSU plan	(3,937,057)	$ 0	0	(3,937,057)	0	0	0	0	(3,937,057)
Foreign currency translation	(50,215,831)	0	0	0	0	0	(50,215,831)	(411,701)	(59,759,616)
Stock-based compensation expenses	3,382,628	$ 0	0	3,382,628	0	0	0	0	3,382,628
Stock-based compensation expenses, Shares		1,454,048
Net income	73,034,549	$ 0	0	0	0	73,034,549	0	32,917,471	105,952,020
Appropriation to statutory reserves	0	0	0	0	60,835,475	(60,835,475)	0	0	0
Dividends to shareholders	(25,739,147)	0	0	0	0	(25,739,147)	0	0	(25,739,147)
Dividends to non-controlling interests								(35,521,013)	(35,521,013)
Balance at Dec. 31, 2018	680,370,481	$ 16,399	(87,639,088)	532,117,479	166,495,744	99,502,126	(30,122,179)	65,274,668	745,645,149
Balance, shares at Dec. 31, 2018		119,805,636
Capital injection from non-controlling interests	8,305,257			8,305,257				24,054,448	32,359,705
Acquisition of non-controlling interests								(317,406)	(317,406)
Exercise of share options	166,480	$ 11	0	166,469	0	0	0	0	166,480
Exercise of share options, shares		108,000
Treasury share repurchases	(26,080,876)	$ 0	$ (26,080,876)	0	0	0	0	0	(26,080,876)
Treasury share repurchases, shares		(11,715,338)	(11,715,338)
Shares repurchased under RSU plan, shares		(1,438,076)
Shares repurchased under RSU plan	(2,920,216)			(2,920,216)					(2,920,216)
Foreign currency translation	(20,044,827)	0	0	0	0	0	(20,044,827)	(1,035,113)	(21,079,940)
Stock-based compensation expenses	5,621,588	$ 0	0	5,621,588	0	0	0	0	5,621,588
Stock-based compensation expenses, Shares		1,115,246
Net income	68,344,527	$ 0	0	0	0	68,344,527	0	14,684,275	83,028,802
Appropriation to statutory reserves	0	0	0	0	8,512,715	(8,512,715)	0	0	0
Dividends to shareholders	(23,460,775)	0	0	0	0	(23,460,775)	0	0	(23,460,775)
Dividends to non-controlling interests								(1,010,489)	(1,010,489)
Balance at Dec. 31, 2019	$ 690,301,639	$ 16,410	$ (113,719,964)	$ 543,290,577	$ 175,008,459	$ 135,873,163	$ (50,167,006)	$ 101,650,383	$ 791,952,022
Balance, shares at Dec. 31, 2019		107,875,468